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PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                     Post-Effective Amendment No. 9               /X/

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                          Amendment No. 10                         /X/

                   T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                   ------------------------------------------
                Exact Name of Registrant as Specified in Charter


                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

           Approximate Date of Proposed Public Offering March 1, 2001

         It is proposed that this filing will become effective (check appropriate box):

/X/      Immediately upon filing pursuant to paragraph (b)
/ /      On March 1, 2001, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On March 1, 2001, pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

     / /
             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(i) Articles of Incorporation of Registrant, dated September 14, 1993 (electronically filed with initial Registration Statement dated September 17, 1993)

(a)(ii) Articles of Amendment, dated October 21, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(b) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 7 dated February 18, 2000)

(c) See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement.

(d)(i) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Summit Municipal Money Market Fund, and T. Rowe Price Associates, Inc., dated September 16, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(d)(ii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Summit Municipal Intermediate Fund, and T. Rowe Price Associates, Inc., dated September 16, 1993 (electronically filed with Amendment No.1 dated October 25, 1993)

(d)(iii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Summit Municipal Income Fund, and T. Rowe Price Associates, Inc., dated September 16, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated September 16, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(f)      Inapplicable

(g)      Custody Agreements

(g)(i) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, and
         October 25, 2000 (electronically filed with Amendment No. 8 dated
         March 1, 2001)

(h)      Other Agreements

(h)(i) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2000, as amended February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000
         (electronically filed with Amendment No. 8 dated March 1, 2001)


(h)(ii) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2000, as amended February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000
         (electronically filed with Amendment No. 8 dated March 1, 2001)

(i) Opinion of Counsel (electronically filed with Amendment No. 8 dated March 1, 2001)

(j) Consent of Independent Accountants (electronically filed with Amendment No. 8 dated March 1, 2001)

(k)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable

(p)      Code of Ethics, dated March 1, 2000

(q)      Inapplicable

(r)      Inapplicable

(s)      Inapplicable

(t)      Other Exhibits

         (i) Power of Attorney (electronically filed with Amendment No. 8 dated March 1, 2001)




         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this March 8, 2001.

       T. Rowe Price Summit Municipal Funds, Inc.

       /s/William T. Reynolds
By:    William T. Reynolds
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                Title                 Date
---------                -----                 ----

/s/William T. Reynolds    Chairman of the Board March 8, 2001
William T. Reynolds       (Chief Executive Officer)

/s/Joseph A. Carrier     Treasurer (Chief       March 8, 2001
Joseph A. Carrier        Financial Officer)

*
Calvin W. Burnett        Director               March 8, 2001

*
Anthony W. Deering       Director               March 8, 2001

*
F. Pierce Linaweaver     Director               March 8, 2001

/s/James S. Riepe        Director and           March 8, 2001
James S. Riepe           Vice President

*
John G. Schreiber        Director               March 8, 2001

/s/M. David Testa        Director
M. David Testa

*Henry H. Hopkins        Attorney-In-Fact       March 8, 2001